                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586

                      Oppenheimer California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
Municipal Bonds and Notes--134.1%
California--127.4%
$    100,000   Adelanto, CA Elementary School
               District Community Facilities District
               No. 1                                      4.900%    09/01/2014   $       87,380
   2,675,000   Adelanto, CA Elementary School
               District Community Facilities District
               No. 1(1)                                   5.250     09/01/2026        1,804,983
   7,310,000   Adelanto, CA Elementary School
               District Community Facilities District
               No. 1(1)                                   5.350     09/01/2036        4,464,436
   2,110,000   Adelanto, CA Elementary School
               District Community Facilities District
               No. 1(1)                                   5.400     09/01/2036        1,299,591
      55,000   Adelanto, CA Improvement Agency,
               Series B(1)                                5.500     12/01/2023           55,014
   5,025,000   Agua Mansa, CA Industrial Growth
               Assoc. Special Tax(1)                      6.500     09/01/2033        4,078,441
      25,000   Alvord, CA Unified School District
               Community Facilities District(1)           5.875     09/01/2034           22,443
     100,000   Alvord, CA Unified School District
               Community Facilities District Special
               Tax(1)                                     4.500     09/01/2017           82,377
   3,000,000   Anaheim, CA Public Financing Authority
               (Anaheim Electric System
               Distribution)(2)                           5.250     10/01/2034        3,005,618
   7,000,000   Anaheim, CA Public Financing Authority
               (Anaheim Electric System
               Distribution)(2)                           5.250     10/01/2039        7,013,108
     500,000   Arvin, CA Community Redevel. Agency(1)     5.000     09/01/2025          359,635
   2,435,000   Arvin, CA Community Redevel. Agency(1)     5.125     09/01/2035        1,564,147
     600,000   Arvin, CA Community Redevel. Agency
               Tax Allocation(1)                          6.500     09/01/2038          459,390
     985,000   Azusa, CA Special Tax Community
               Facilities District No. 05-1(1)            5.000     09/01/2021          709,811
   2,720,000   Azusa, CA Special Tax Community
               Facilities District No. 05-1(1)            5.000     09/01/2027        1,752,306
   9,760,000   Azusa, CA Special Tax Community
               Facilities District No. 05-1(1)            5.000     09/01/2037        5,580,280
   1,000,000   Bakersfield, CA Improvement Bond Act
               1915(1)                                    5.000     09/02/2027          634,560
   1,125,000   Bakersfield, CA Improvement Bond Act
               1915(1)                                    5.125     09/02/2026          839,273
     465,000   Bakersfield, CA Improvement Bond Act
               1915(1)                                    5.350     09/02/2022          338,190
   2,260,000   Bakersfield, CA Improvement Bond Act
               1915(1)                                    5.400     09/02/2025        1,577,231
   3,835,000   Bakersfield, CA Improvement Bond Act
               1915(1)                                    7.375     09/02/2028        3,374,110
   3,700,000   Beaumont, CA Financing Authority,
               Series A(1)                                5.350     09/01/2036        2,355,753
   1,500,000   Beaumont, CA Financing Authority,
               Series A(1)                                5.750     09/01/2034        1,083,615
   1,050,000   Beaumont, CA Financing Authority,
               Series A(1)                                6.875     09/01/2036          828,177
     685,000   Beaumont, CA Financing Authority,
               Series B(1)                                5.000     09/01/2027          480,103
   3,170,000   Beaumont, CA Financing Authority,
               Series B(1)                                5.050     09/01/2037        1,996,466
     960,000   Beaumont, CA Financing Authority,
               Series B(1)                                5.350     09/01/2028          698,458
   1,430,000   Beaumont, CA Financing Authority,
               Series B(1)                                5.400     09/01/2035          966,194
   5,000,000   Beaumont, CA Financing Authority,
               Series B(1)                                6.000     09/01/2034        3,742,150
   1,525,000   Beaumont, CA Financing Authority,
               Series B(1)                                6.000     09/01/2034        1,141,356
   2,340,000   Beaumont, CA Financing Authority,
               Series C(1)                                5.500     09/01/2035        1,606,948
   2,925,000   Beaumont, CA Financing Authority,
               Series D(1)                                5.800     09/01/2035        2,116,969


                    1 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$  5,245,000   Beaumont, CA Financing Authority,
               Series E(1)                                6.250%    09/01/2038   $    3,996,900
     500,000   Blythe, CA Community Facilities
               District Special Tax (Hidden
               Beaches)(1)                                5.300     09/01/2035          335,355
      30,000   Blythe, CA Redevel. Agency (Redevel.
               Project No. 1 Tax Allocation)(1)           5.650     05/01/2029           22,604
   7,605,000   Brentwood, CA Infrastructure Financing
               Authority(1)                               5.200     09/02/2036        4,986,370
      25,000   Buena Park, CA Special Tax (Park
               Mall)(1)                                   6.100     09/01/2028           20,164
      60,000   Butte County, CA Hsg. Authority
               (Affordable Hsg. Pool)(1)                  7.000     10/01/2020           53,318
   2,025,000   CA ABAG Finance Authority for
               NonProfit Corporations (Channing
               House)(1)                                  5.500     02/15/2029        1,469,705
      65,000   CA ABAG Finance Authority for
               NonProfit Corporations (Redding
               Assisted Living Corp.)(1)                  5.250     11/15/2031           38,506
   6,500,000   CA ABAG Finance Authority for
               Nonprofit Corporations (The Jackson
               Lab)(1)                                    5.750     07/01/2037        5,766,410
      90,000   CA ABAG Finance Authority for
               NonProfit Corporations COP(1)              6.000     08/15/2020           90,054
     450,000   CA ABAG Finance Authority for
               NonProfit Corporations COP (American
               Baptist Homes of the West)(1)              5.750     10/01/2017          394,430
     240,000   CA ABAG Finance Authority for
               NonProfit Corporations COP (American
               Baptist Homes of the West)(1)              6.200     10/01/2027          189,334
      10,000   CA ABAG Finance Authority for
               NonProfit Corporations COP (Merced
               Family Health Centers)(1)                  5.950     01/01/2024           10,001
      25,000   CA ABAG Finance Authority for
               NonProfit Corporations COP (Palo Alto
               Gardens Apartments)(1)                     5.350     10/01/2029           23,379
   4,300,000   CA ABAG Finance Authority for
               NonProfit Corporations COP (Redwood
               Senior Homes & Services)(1)                6.125     11/15/2032        3,411,190
     235,000   CA ABAG Improvement Bond Act 1915
               (Windemere Ranch)(1)                       6.150     09/02/2029          274,842
      75,000   CA Affordable Hsg. Agency (Merced
               County Hsg. Authority)(1)                  6.000     01/01/2023           58,804
      20,000   CA Bay Area Government Association(1)      4.125     09/01/2019           16,865
  10,530,000   CA County Tobacco Securitization
               Agency(1)                                  5.000     06/01/2047        5,303,856
  39,700,000   CA County Tobacco Securitization Agency    5.750(3)  06/01/2057          238,994
  17,785,000   CA County Tobacco Securitization Agency    5.820(3)  06/01/2033        1,525,953
  43,500,000   CA County Tobacco Securitization Agency    5.890(3)  06/01/2046          957,435
  45,600,000   CA County Tobacco Securitization Agency    6.125(3)  06/01/2057          228,912
  20,000,000   CA County Tobacco Securitization Agency    6.300(3)  06/01/2055          125,000
  82,110,000   CA County Tobacco Securitization Agency    6.423(3)  06/01/2046        1,807,241
  51,500,000   CA County Tobacco Securitization Agency    6.700(3)  06/01/2057          206,000
  55,250,000   CA County Tobacco Securitization Agency    6.901(3)  06/01/2057          221,000
  71,700,000   CA County Tobacco Securitization Agency    7.000(3)  06/01/2055          448,125
 347,900,000   CA County Tobacco Securitization Agency    7.550(3)  06/01/2055        1,749,937
 173,750,000   CA County Tobacco Securitization Agency    7.553(3)  06/01/2055          873,963


                    2 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$409,500,000   CA County Tobacco Securitization Agency    8.251%(3) 06/01/2055   $    2,059,785
   5,000,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           0.000(4)  06/01/2036        2,464,950
  28,225,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           0.000(4)  06/01/2041       13,660,336
  28,270,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           0.000(4)  06/01/2046       13,595,608
  19,815,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           5.125     06/01/2038       11,474,668
   3,725,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           5.125     06/01/2038        2,157,110
   5,815,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           5.250     06/01/2045        3,082,880
   6,000,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           5.250     06/01/2046        3,173,340
   4,375,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           5.750     06/01/2029        3,338,169
   6,230,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           5.875     06/01/2027        4,940,141
   9,125,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           5.875     06/01/2035        6,164,759
   1,250,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           5.875     06/01/2043          822,325
  10,545,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           6.000     06/01/2035        7,254,011
   3,825,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           6.125     06/01/2038        2,649,501
      50,000   CA County Tobacco Securitization
               Agency (TASC)(1)                           6.125     06/01/2043           34,192
  86,970,000   CA County Tobacco Securitization
               Agency (TASC)                              6.375(3)  06/01/2046        1,686,348
  65,800,000   CA County Tobacco Securitization
               Agency (TASC)                              6.600(3)  06/01/2046        1,108,730
   9,975,000   CA Dept. of Veterans Affairs Home
               Purchase(2)                                5.000     12/01/2027        8,804,446
      15,000   CA Dept. of Water Resources (Center
               Valley)(1)                                 5.000     12/01/2029           15,005
      10,000   CA Dept. of Water Resources (Center
               Valley)(1)                                 5.400     07/01/2012           10,031
   2,000,000   CA Enterprise Devel. Authority
               (Anheuser-Busch Companies)(1)              5.300     09/01/2047        1,456,600
      10,000   CA GO(1)                                   5.000     10/01/2023           10,000
       5,000   CA GO(1)                                   5.125     02/01/2027            4,951
      20,000   CA GO(1)                                   5.125     03/01/2031           19,101
       5,000   CA GO(1)                                   5.125     06/01/2031            4,774
       5,000   CA GO(1)                                   5.500     10/01/2022            5,013
     200,000   CA GO(1)                                   6.250     10/01/2019          203,586
      60,000   CA GO(1)                                   6.250     10/01/2019           60,457
  10,000,000   CA GO(1)                                   6.500     04/01/2033       10,956,400
  88,410,000   CA Golden State Tobacco Securitization
               Corp. (TASC)(1)                            0.000(4)  06/01/2037       33,968,890
 151,220,000   CA Golden State Tobacco Securitization
               Corp. (TASC)(1)                            5.125     06/01/2047       77,985,666
   4,380,000   CA Golden State Tobacco Securitization
               Corp. (TASC)(1)                            5.750     06/01/2047        2,522,004
 205,940,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                               6.902(3)  06/01/2047        4,164,107
     475,000   CA Health Facilities Financing
               Authority (Hospital of the Good
               Samaritan)(1)                              7.000     09/01/2021          387,766
      80,000   CA Health Facilities Financing
               Authority (Sutter Health)(1)               5.350     08/15/2028           78,951
  10,000,000   CA HFA (Home Mtg.)(2)                      5.050     02/01/2029        8,159,150
  15,230,000   CA HFA (Home Mtg.)(2)                      5.500     02/01/2042       14,972,385
  10,000,000   CA HFA (Home Mtg.)(2)                      5.600     08/01/2038        8,528,400


                    3 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$ 22,580,000   CA HFA (Home Mtg.)(2)                      5.950%    08/01/2025   $   21,363,529
      25,000   CA HFA (Multifamily Hsg.)(1)               5.375     08/01/2028           22,108
     205,000   CA HFA (Multifamily Hsg.)(1)               5.950     08/01/2028          205,037
     380,000   CA HFA (Multifamily Hsg.), Series A(1)     5.900     02/01/2028          380,053
      95,000   CA HFA (Multifamily Hsg.), Series B(1)     5.500     08/01/2039           79,970
      30,000   CA HFA, Series A(1)                        5.600     08/01/2011           30,036
   2,000,000   CA HFA, Series B(1)                        5.000     02/01/2028        1,643,500
     165,000   CA HFA, Series B-1(1)                      5.600     08/01/2017          165,408
   8,605,000   CA HFA, Series C(1)                        5.750     08/01/2030        8,666,784
  15,505,000   CA Home Mtg. Finance Authority
               (Homebuyers Fund)(2)                       5.800     08/01/2043       15,355,153
      80,000   CA Home Mtg. Finance Authority
               (Homebuyers Fund)(1)                       5.800     08/01/2043           79,185
      40,000   CA Independent Cities Lease Finance
               Authority (Caritas Affordable Hsg.)(1)     5.375     08/15/2040           28,640
     130,000   CA Independent Cities Lease Finance
               Authority (El Granada Mobile Home
               Park)(1)                                   6.000     05/15/2034          102,809
   6,430,000   CA Infrastructure and Economic Devel.
               (Copia: The American Center for Wine,
               Food and the Arts)                         5.000     12/01/2032        1,612,644
   4,885,000   CA Infrastructure and Economic Devel.
               (Copia: The American Center for Wine,
               Food and the Arts)                         5.530(3)  12/01/2026          172,489
   3,620,000   CA Infrastructure and Economic Devel.
               (Copia: The American Center for Wine,
               Food and the Arts)                         5.550(3)  12/01/2027          105,704
  25,250,000   CA Infrastructure and Economic Devel.
               (Copia: The American Center for Wine,
               Food and the Arts)                         5.624(3)  12/01/2032          320,675
   1,635,000   CA Infrastructure and Economic Devel.
               (Copia: The American Center for Wine,
               Food and the Arts)                         5.660(3)  12/01/2037           16,644
     110,000   CA Lee Lake Water District Community
               Facilities District No. 1 (Sycamore
               Creek)(1)                                  6.000     09/01/2033           82,392
      65,000   CA M-S-R Public Power Agency (San
               Juan)(1)                                   6.000     07/01/2022           70,202
      10,000   CA Mobilehome Park Financing Authority
               (Palomar Estates East & West)(1)           5.100     09/15/2023            7,879
   2,100,000   CA Municipal Finance Authority
               (ECHS/AHEF/HK-8CS Obligated Group)(1)      5.250     06/01/2036        1,343,160
   1,005,000   CA Municipal Finance Authority
               (King/Chavez)(5)                           8.750     10/01/2039        1,005,000
   1,500,000   CA Municipal Finance Authority
               (OCEAA)(1)                                 7.000     10/01/2039        1,179,930
   1,005,000   CA Pollution Control Financing
               Authority (Sacramento Biosolids
               Facility)(1)                               5.500     12/01/2024          658,185
     915,000   CA Pollution Control Financing
               Authority (San Diego Gas & Electric
               Company)(1)                                5.850     06/01/2021          915,119
      85,000   CA Pollution Control Financing
               Authority (San Diego Gas & Electric
               Company)(1)                                5.850     06/01/2021           85,011
  10,600,000   CA Public Works (Regents University)(2)    5.000     04/01/2034       10,262,496
  23,100,000   CA Rural Home Mtg. Finance Authority
               (Single Family Mtg.)(2)                    5.500     02/01/2043       23,252,241
   3,900,000   CA Rural Home Mtg. Finance Authority
               (Single Family Mtg.)(1)                    5.500     08/01/2047        3,152,019


                    4 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$    485,000   CA Rural Home Mtg. Finance Authority
               (Single Family Mtg.)(1)                    5.500%    08/01/2047   $      361,689
  13,850,000   CA Rural Home Mtg. Finance Authority
               (Single Family Mtg.)(2)                    5.650     02/01/2049       13,551,302
  34,000,000   CA Silicon Valley Tobacco
               Securitization Authority                   5.621(3)  06/01/2036        2,176,340
  21,465,000   CA Silicon Valley Tobacco
               Securitization Authority                   5.680(3)  06/01/2041          802,362
  17,650,000   CA Silicon Valley Tobacco
               Securitization Authority                   5.850(3)  06/01/2047          350,353
 165,000,000   CA Silicon Valley Tobacco
               Securitization Authority                   6.300(3)  06/01/2056          924,000
 100,000,000   CA Silicon Valley Tobacco
               Securitization Authority                   6.850(3)  06/01/2056          501,000
     100,000   CA Statewide CDA(1)                        5.000     09/02/2018           83,446
     145,000   CA Statewide CDA(1)                        5.000     09/02/2019          119,365
     245,000   CA Statewide CDA(1)                        5.125     09/02/2020          199,031
   2,950,000   CA Statewide CDA(1)                        5.125     09/02/2025        2,171,908
   8,495,000   CA Statewide CDA(1)                        5.200     09/02/2036        5,518,777
     100,000   CA Statewide CDA                           6.527(3)  09/01/2028           17,292
      75,000   CA Statewide CDA(1)                        6.625     09/01/2027           64,041
      50,000   CA Statewide CDA(1)                        6.750     09/01/2037           38,017
     100,000   CA Statewide CDA                           6.773(3)  09/01/2034            9,465
      15,000   CA Statewide CDA(1)                        7.000     07/01/2022           14,156
   4,950,000   CA Statewide CDA (Bentley School)(1)       6.750     07/01/2032        3,760,812
   5,290,000   CA Statewide CDA (Berkeley Montessori
               School)(1)                                 7.250     10/01/2033        4,237,290
     815,000   CA Statewide CDA (Citrus Gardens
               Apartments)(1)                             6.500     07/01/2032          611,943
   1,375,000   CA Statewide CDA (Citrus Gardens
               Apartments)(1)                             9.000     07/01/2032        1,121,395
   1,350,000   CA Statewide CDA (East Tabor
               Apartments)(1)                             6.850     08/20/2036        1,442,097
      50,000   CA Statewide CDA (Eastfield Ming
               Quong)(1)                                  5.500     06/01/2012           50,070
   5,000,000   CA Statewide CDA (Fairfield
               Apartments)(6,7)                           7.250     01/01/2035        1,987,800
      60,000   CA Statewide CDA (GP Steinbeck)            5.492(3)  03/20/2022           28,856
   1,000,000   CA Statewide CDA (Huntington Park
               Charter School)(1)                         5.250     07/01/2042          597,890
   1,145,000   CA Statewide CDA (International School
               Peninsula)(1)                              5.000     11/01/2025          741,101
   1,000,000   CA Statewide CDA (International School
               Peninsula)(1)                              5.000     11/01/2029          603,410
   2,750,000   CA Statewide CDA (Live Oak School)(1)      6.750     10/01/2030        2,136,640
   6,000,000   CA Statewide CDA (Marin Montessori
               School)(1)                                 7.000     10/01/2033        4,679,040
  16,000,000   CA Statewide CDA (Microgy Holdings)        9.000     12/01/2038       12,640,640
   6,240,000   CA Statewide CDA (Mountain Shadows
               Community)(1)                              5.000     07/01/2031        3,562,042
   1,400,000   CA Statewide CDA (Napa Valley
               Hospice)(1)                                7.000     01/01/2034        1,043,098
   1,650,000   CA Statewide CDA (Notre Dame de Namur
               University)(1)                             6.500     10/01/2023        1,214,235
   4,635,000   CA Statewide CDA (Notre Dame de Namur
               University)(1)                             6.625     10/01/2033        3,154,303
      30,000   CA Statewide CDA (Quail Ridge
               Apartments)(1)                             5.375     07/01/2032           20,741
   1,395,000   CA Statewide CDA (Quail Ridge
               Apartments)(1)                             6.500     07/01/2032        1,036,834
   2,025,000   CA Statewide CDA (Quail Ridge
               Apartments)(1)                             9.000     07/01/2032        1,594,586
     425,000   CA Statewide CDA (Rio Bravo)(1,6,7)        6.500     12/01/2018          333,646


                    5 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$  1,805,000   CA Statewide CDA (Sonoma Country Day
               School)(1)                                 6.000%    01/01/2029   $    1,189,188
  12,000,000   CA Statewide CDA (St. Josephs)(2)          5.750     07/01/2047       11,604,240
     220,000   CA Statewide CDA (Stonehaven Student
               Hsg.)(1)                                   5.875     07/01/2032          145,424
      15,000   CA Statewide CDA (Sutter Health
               Obligated Group)(1)                        5.500     08/15/2034           14,639
  16,000,000   CA Statewide CDA (Thomas Jefferson
               School of Law)(1)                          7.250     10/01/2038       12,398,720
   4,000,000   CA Statewide CDA (Turning Point)(1)        6.500     11/01/2031        2,958,800
      60,000   CA Statewide CDA COP (Children's
               Hospital of Los Angeles)(1)                5.250     08/15/2029           42,382
     165,000   CA Statewide CDA COP (Internext
               Group)(1)                                  5.375     04/01/2030          116,507
     270,000   CA Statewide CDA Special Tax Community
               Facilities District No. 97                 6.842(3)  09/01/2022           82,669
   9,690,000   CA Statewide CDA, Series A(1)              5.150     09/02/2037        6,205,573
   8,005,000   CA Statewide CDA, Series B(1)              6.250     09/02/2037        6,054,582
  45,175,000   CA Statewide Financing Authority
               Tobacco Settlement(1)                      6.375(3)  06/01/2046          875,943
 220,000,000   CA Statewide Financing Authority
               Tobacco Settlement                         7.876(3)  06/01/2055        1,106,600
   7,975,000   CA Statewide Financing Authority
               Tobacco Settlement (TASC)(1)               6.000     05/01/2037        5,444,852
  11,745,000   CA Statewide Financing Authority
               Tobacco Settlement (TASC)(1)               6.000     05/01/2043        7,881,600
  30,010,000   CA Statewide Financing Authority
               Tobacco Settlement (TASC)(1)               6.000     05/01/2043       20,138,511
  11,890,000   CA Valley Health System COP                6.875     05/15/2023        7,522,771
      35,000   CA Valley Health System, Series A          6.500     05/15/2025           22,145
   1,375,000   CA Valley Sanitation District(1)           5.200     09/02/2030          951,321
     100,000   CA Western Hills Water District
               Special Tax(1)                             5.000     09/01/2014           77,800
      25,000   CA Western Hills Water District
               Special Tax(1)                             5.200     09/01/2019           16,010
      25,000   CA Western Hills Water District
               Special Tax (Diablo Grande Community
               Facilities)(1)                             5.700     09/01/2011           22,786
     105,000   CA Western Hills Water District
               Special Tax (Diablo Grande Community
               Facilities)(1)                             6.000     09/01/2024           62,300
   4,495,000   CA Western Hills Water District
               Special Tax (Diablo Grande Community
               Facilities)(1)                             6.125     09/01/2031        2,447,348
     300,000   CA Western Hills Water District
               Special Tax (Diablo Grande Community
               Facilities)(1)                             6.700     09/01/2020          213,045
      90,000   CA Western Hills Water District
               Special Tax (Diablo Grande Community
               Facilities)(1)                             6.750     09/01/2022           60,978
   3,645,000   CA Western Hills Water District
               Special Tax (Diablo Grande Community
               Facilities)(1)                             6.875     09/01/2031        2,194,800
      10,000   CA William S. Hart Joint School
               Financing Authority(1)                     5.600     09/01/2023            9,055
      10,000   CA William S. Hart Union School
               District(1)                                6.000     09/01/2033            7,598
   2,500,000   Calexico, CA Community Facilities
               District No.
               2005-1 Special Tax (Hearthstone)(1)        5.500     09/01/2036        1,345,175


                    6 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$  2,325,000   Calexico, CA Community Facilities
               District No. 2005-1 Special Tax
               (Hearthstone)(1)                           5.550%    09/01/2036   $    1,261,196
      75,000   Campbell, CA (Civic Center) COP(1)         5.250     10/01/2028           75,046
      25,000   Carlsbad, CA Improvement Bond Act
               1915(1)                                    5.500     09/02/2028           18,769
     845,000   Carlsbad, CA Special Tax(1)                6.150     09/01/2038          640,620
   2,230,000   Carlsbad, CA Special Tax(1)                6.200     09/01/2038        1,702,739
   4,510,000   Castaic, CA Union School District
               Community Facilities District No.
               92-1(1)                                    9.000     10/01/2019        4,539,405
   2,000,000   Central CA Unified School District(1)      5.625     08/01/2033        2,047,540
   2,190,000   Chino, CA Community Facilities
               District Special Tax(1)                    5.150     09/01/2036        1,353,113
      45,000   Chino, CA Community Facilities
               District Special Tax(1)                    5.950     09/01/2033           33,111
      50,000   Chino, CA Community Facilities
               District Special Tax No. 10(1)             6.850     09/01/2020           47,413
   1,000,000   Chino, CA Community Facilities
               District Special Tax No. 2005-1(1)         5.000     09/01/2023          631,830
   1,625,000   Chino, CA Community Facilities
               District Special Tax No. 2005-1(1)         5.000     09/01/2027          953,095
   2,175,000   Chowchilla, CA Community Facilities
               Sales Tax District(1)                      5.000     09/01/2037        1,371,033
     575,000   Chowchilla, CA Redevel. Agency(1)          5.000     08/01/2037          446,338
   6,065,000   Coalinga, CA Regional Medical Center
               COP(1)                                     5.850     09/01/2043        4,733,672
   2,000,000   Colton, CA Community Facilities
               District Special Tax(1)                    7.500     09/01/2020        1,973,500
       5,000   Contra Costa County, CA Public
               Financing Authority Tax Allocation(1)      5.850     08/01/2033            4,328
   1,000,000   Corona, CA Community Facilities
               District (Buchanan Street)(1)              5.150     09/01/2036          633,420
   1,975,000   Corona-Norco, CA Unified School
               District(1)                                6.000     09/01/2037        1,337,865
     995,000   Daly City, CA Hsg. Devel. Finance
               Agency (Third Tier Francsican)(1)          6.500     12/15/2047          709,206
     200,000   Eastern CA Municipal Water District
               Community Facilities Special Tax(1)        5.000     09/01/2030          132,504
     340,000   Eastern CA Municipal Water District
               Community Facilities Special Tax(1)        5.000     09/01/2037          211,096
     200,000   Eastern CA Municipal Water District
               Community Facilities Special Tax(1)        5.100     09/01/2037          126,288
   3,740,000   Eastern CA Municipal Water District
               Community Facilities Special Tax(1)        5.250     09/01/2035        2,260,643
      50,000   Eastern CA Municipal Water District
               Community Facilities Special Tax
               (Barrington Heights)(1)                    5.125     09/01/2035           29,612
   1,500,000   Eastern CA Municipal Water District
               Community Facilities Special Tax
               (Crown Valley Village)(1)                  5.625     09/01/2034        1,054,020
     425,000   Eastern CA Municipal Water District
               Community Facilities Special Tax No.
               2003-25(1)                                 5.000     09/01/2036          265,612
      20,000   Eastern CA Municipal Water District
               Community Facilities Special Tax No.
               2004-26(1)                                 5.000     09/01/2025           14,314


                    7 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$    525,000   Eastern CA Municipal Water District
               Improvement Bond Act 1915(1)               5.200%    09/01/2036   $      339,119
   1,725,000   Eastern CA Municipal Water District
               Improvement Bond Act 1915(1)               5.500     09/02/2035        1,177,934
   4,000,000   El Dorado County, CA Special Tax(1)        5.250     09/01/2035        2,470,960
   5,750,000   Elk Grove, CA Special Tax Community
               Facilities District No. 2005-1X(1)         5.200     09/01/2027        2,477,330
  28,770,000   Elk Grove, CA Special Tax Community
               Facilities District No. 2005-1X(1)         5.250     09/01/2037       11,136,004
      25,000   Etiwanda, CA School District Special
               Tax(1)                                     5.400     09/01/2035           17,046
  10,300,000   Etiwanda, CA School District Special
               Tax Community Facilities District No.
               2004-2(1)                                  6.000     09/01/2037        7,672,161
   6,000,000   Fairfield, CA Community Facilities
               District Special Tax (Fairfield
               Commons)(1)                                6.875     09/01/2038        4,647,180
     700,000   Farmersville, CA Unified School
               District COP(1)                            5.000     08/01/2026          529,872
     100,000   Fillmore, CA Public Financing (Central
               City Redevel.)(1)                          5.500     06/01/2031           74,808
   2,615,000   Folsom, CA Special Tax Community
               Facilities District No. 31(1)              5.000     09/01/2026        1,761,046
   9,050,000   Folsom, CA Special Tax Community
               Facilities District No. 31(1)              5.000     09/01/2036        5,362,216
      10,000   Folsom, CA Special Tax Community
               Facilities District No. 7(1)               6.000     09/01/2024            8,284
      10,000   Fontana, CA Redevel. Agency (Jurupa
               Hills)(1)                                  5.500     10/01/2027            9,954
      20,000   Fremont, CA Community Facilities
               District (Pacific Commons)(1)              6.250     09/01/2026           17,359
      50,000   Garden Grove, CA Hsg. Authority
               (Multifamily Hsg.)(1)                      6.700     07/01/2024           50,079
      10,000   Garden Grove, CA Hsg. Authority
               (Stuart Drive-Rose Garden)(1)              6.700     01/01/2025            6,622
   5,145,000   Grossmont, CA Union High School
               District(2)                                5.500     08/01/2030        5,341,209
   4,895,000   Grossmont, CA Union High School
               District(2)                                5.500     08/01/2031        5,057,509
   1,675,000   Hawthorne, CA Community Redevel.
               Agency Special Tax(1)                      7.200     10/01/2025        1,547,097
   1,180,000   Hawthorne, CA Community Redevel.
               Agency Special Tax(1)                      7.200     10/01/2025        1,089,895
   1,165,000   Heber, CA Public Utilities District
               (Heber Meadows)(1)                         5.300     09/01/2035          781,377
   1,020,000   Hemet, CA Unified School District(1)       5.100     09/01/2030          695,609
     785,000   Hemet, CA Unified School District(1)       5.125     09/01/2036          508,468
   1,285,000   Hemet, CA Unified School District(1)       5.125     09/01/2037          827,180
   1,505,000   Hemet, CA Unified School District(1)       5.250     09/01/2035        1,001,051
   1,155,000   Hemet, CA Unified School District
               Community Facilities District No.
               2005-3(1)                                  5.375     09/01/2026          796,546
   5,835,000   Hemet, CA Unified School District
               Community Facilities District No.
               2005-3(1)                                  5.750     09/01/2039        3,771,686


                    8 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$     60,000   Hemet, CA Unified School District
               Community Facilities District Special
               Tax(1)                                     5.625%    09/01/2035   $       42,537
      30,000   Hesperia, CA Improvement Bond Act
               1915(1)                                    8.500     09/02/2024           28,988
   1,370,000   Hesperia, CA Public Financing
               Authority, Tranche A(1)                    6.250     09/01/2035        1,065,805
   3,375,000   Hesperia, CA Public Financing
               Authority, Tranche B(1)                    6.250     09/01/2035        2,625,615
   3,355,000   Hesperia, CA Public Financing
               Authority, Tranche C(1)                    6.250     09/01/2035        2,610,056
   1,070,000   Hesperia, CA Unified School District(1)    5.000     09/01/2030          719,094
   1,710,000   Hesperia, CA Unified School District(1)    5.000     09/01/2037        1,077,916
      50,000   Hesperia, CA Unified School District(1)    5.200     09/01/2035           32,995
   1,520,000   Imperial County, CA Community
               Facilities District No. 2004-2 Special
               Tax(1)                                     5.900     09/01/2037          914,918
   2,000,000   Imperial County, CA Community
               Facilities District No. 2004-2 Special
               Tax(1)                                     6.000     09/01/2037        1,222,240
       5,000   Imperial County, CA COP(1)                 6.000     09/01/2009            5,011
     870,000   Imperial County, CA Special Tax(1)         5.000     09/01/2026          620,049
   1,070,000   Imperial County, CA Special Tax(1)         5.000     09/01/2037          674,485
   3,385,000   Imperial County, CA Special Tax(1)         5.000     09/01/2037        2,133,769
     295,000   Imperial County, CA Special Tax(1)         5.000     09/01/2037          185,956
   1,550,000   Imperial County, CA Special Tax(1)         5.100     09/01/2037          993,628
   2,445,000   Indio, CA Community Facilities
               District Special Tax(1)                    5.200     09/01/2027        1,743,383
   2,215,000   Indio, CA Community Facilities
               District Special Tax(1)                    5.250     09/01/2027        1,589,750
   2,520,000   Indio, CA Community Facilities
               District Special Tax(1)                    5.250     09/01/2036        1,631,650
   4,095,000   Indio, CA Community Facilities
               District Special Tax(1)                    5.250     09/01/2036        2,651,431
     285,000   Indio, CA Community Facilities
               District Special Tax (Sonora Wells)(1)     5.000     09/01/2020          224,634
     300,000   Indio, CA Community Facilities
               District Special Tax (Sonora Wells)(1)     5.000     09/01/2021          229,920
     625,000   Indio, CA Community Facilities
               District Special Tax (Sonora Wells)(1)     5.050     09/01/2026          444,225
   2,805,000   Indio, CA Community Facilities
               District Special Tax (Sonora Wells)(1)     5.125     09/01/2036        1,779,576
      45,000   Indio, CA Hsg. (Olive Court
               Apartments)(1)                             6.375     12/01/2026           44,738
      25,000   Indio, CA Improvement Bond Act 1915
               Assessment District No. 2002-2(1)          6.125     09/02/2027           20,353
   2,000,000   Indio, CA Improvement Bond Act 1915
               Assessment District No. 2003-03(1)         6.125     09/02/2029        1,579,980
      25,000   Indio, CA Improvement Bond Act 1915
               Assessment District No. 2003-5
               (Sunburst)(1)                              5.875     09/02/2029           19,140
   2,820,000   Indio, CA Improvement Bond Act 1915
               Assessment District No. 2004-03(1)         5.500     09/02/2030        2,000,282
 354,105,000   Inland, CA Empire Tobacco
               Securitization Authority (TASC)            8.000(3)  06/01/2057        1,777,607
   3,250,000   Ione, CA Special Tax Community
               Facilities District 2005-2-A(1)            6.000     09/01/2036        2,431,260
      10,000   Irvine, CA Improvement Bond Act 1915(1)    5.625     09/02/2024            8,847
      30,000   Jurupa, CA Community Services District
               Special Tax(1)                             5.000     09/01/2036           19,258


                    9 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$  2,500,000   Jurupa, CA Community Services District
               Special Tax Community Facilities
               District No. 24(1)                         6.625%    09/01/2038   $    2,047,350
       5,000   King, CA Community Devel. Agency Tax
               Allocation (King City Redevel.)(1)         6.400     09/01/2009            5,006
      50,000   King, CA Community Devel. Agency Tax
               Allocation (King City Redevel.)(1)         6.750     09/01/2016           49,951
      30,000   Kingsburg, CA Public Financing
               Authority(1)                               8.000     09/15/2021           30,004
   5,000,000   La Verne, CA COP (Bethren Hillcrest
               Homes)(1)                                  5.600     02/15/2033        3,022,600
   4,500,000   La Verne, CA COP (Bethren Hillcrest
               Homes)(1)                                  6.625     02/15/2025        3,542,445
     790,000   Lake Berryessa, CA Resort Improvement
               District(1)                                5.250     09/02/2017          599,657
   1,440,000   Lake Berryessa, CA Resort Improvement
               District(1)                                5.500     09/02/2027          923,832
   2,425,000   Lake Berryessa, CA Resort Improvement
               District(1)                                5.550     09/02/2037        1,434,679
   2,020,000   Lake Elsinore, CA Community Facilities
               District No. 2006-2 Special Tax
               (Viscaya)(1)                               5.400     09/01/2036        1,369,217
   2,345,000   Lake Elsinore, CA Public Financing
               Authority(1)                               6.875     09/01/2038        1,855,528
   5,575,000   Lake Elsinore, CA Special Tax(1)           5.150     09/01/2036        3,625,869
     980,000   Lake Elsinore, CA Special Tax(1)           5.200     09/01/2026          719,428
     920,000   Lake Elsinore, CA Special Tax(1)           5.200     09/01/2026          655,224
   2,800,000   Lake Elsinore, CA Special Tax(1)           5.250     09/01/2037        1,777,580
   1,150,000   Lake Elsinore, CA Special Tax(1)           5.350     09/01/2036          773,042
   1,210,000   Lake Elsinore, CA Special Tax(1)           5.350     09/01/2036          813,374
   2,000,000   Lake Elsinore, CA Special Tax(1)           5.450     09/01/2036        1,321,140
   1,170,000   Lake Elsinore, CA Unified School
               District(1)                                5.000     09/01/2037          708,260
   3,430,000   Lake Elsinore, CA Unified School
               District(1)                                5.350     09/01/2035        2,097,308
   1,220,000   Lake Elsinore, CA Unified School
               District(1)                                5.350     09/01/2035          825,049
   1,435,000   Lake Elsinore, CA Unified School
               District(1)                                5.400     09/01/2035          945,852
   1,100,000   Lake Elsinore, CA Unified School
               District Community Facilities District
               Special Tax No.
               2006-6(1)                                  5.900     09/01/2037          762,597
      10,000   Lathrop, CA Financing Authority (Water
               Supply)(1)                                 5.700     06/01/2019            8,736
   1,800,000   Lathrop, CA Financing Authority (Water
               Supply)(1)                                 6.000     06/01/2035        1,353,978
   3,430,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)(1)                      5.100     09/02/2035        2,227,373
      50,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)(1)                      6.000     09/02/2022           42,302
      20,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)(1)                      6.125     09/02/2028           16,179
      50,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)(1)                      6.125     09/02/2033           38,638
   4,455,000   Lathrop, CA Special Tax Community
               Facilities District No. 03-2(1)            7.000     09/01/2033        3,846,759
     475,000   Lathrop, CA Special Tax Community
               Facilities District No. 06-1(1)            5.000     09/01/2015          405,289
     445,000   Lathrop, CA Special Tax Community
               Facilities District No. 06-1(1)            5.000     09/01/2016          368,353


                   10 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$    670,000   Lathrop, CA Special Tax Community
               Facilities District No. 06-1(1)            5.125%    09/01/2017   $      542,868
     800,000   Lathrop, CA Special Tax Community
               Facilities District No. 06-1(1)            5.125     09/01/2018          629,816
   1,015,000   Lathrop, CA Special Tax Community
               Facilities District No. 06-1(1)            5.200     09/01/2019          781,956
     505,000   Lathrop, CA Special Tax Community
               Facilities District No. 06-1(1)            5.250     09/01/2021          368,726
   5,680,000   Lathrop, CA Special Tax Community
               Facilities District No. 06-1(1)            5.300     09/01/2026        3,821,504
  32,305,000   Lathrop, CA Special Tax Community
               Facilities District No. 06-1(1)            5.375     09/01/2036       19,496,714
     635,000   Lincoln, CA Special Tax(1)                 5.000     09/01/2026          438,518
   1,315,000   Lincoln, CA Special Tax(1)                 5.000     09/01/2036          796,851
  60,000,000   Long Beach, CA Bond Finance Authority
               Natural Gas(8)                             2.379(9)  11/15/2033       22,305,000
  22,500,000   Long Beach, CA Bond Finance Authority
               Natural Gas Purchase(2)                    5.500     11/15/2037       17,308,575
  15,000,000   Los Angeles, CA Community College
               District(2)                                5.000     08/01/2033       14,648,775
  10,000,000   Los Angeles, CA Community College
               District(2)                                6.000     08/01/2033       10,710,750
   1,575,000   Los Angeles, CA Community Redevel.
               Agency (Grand Central Square)(1)           5.000     12/01/2026        1,451,835
  14,210,000   Los Angeles, CA Dept. of Airports (Los
               Angeles International Airport)(2)          5.250     05/15/2024       13,821,143
  10,000,000   Los Angeles, CA Dept. of Airports (Los
               Angeles International Airport)(2)          5.375     05/15/2026        9,585,450
  11,000,000   Los Angeles, CA Dept. of Airports (Los
               Angeles International Airport)(2)          5.375     05/15/2027       10,422,280
  10,095,000   Los Angeles, CA Dept. of Airports (Los
               Angeles International Airport)(2)          5.375     05/15/2028        9,493,192
   3,000,000   Los Angeles, CA Dept. of Water &
               Power(2)                                   5.375     07/01/2034        3,048,405
  12,000,000   Los Angeles, CA Dept. of Water &
               Power(2)                                   5.375     07/01/2038       12,184,440
  17,585,000   Los Angeles, CA Harbor Dept., Series
               A(2)                                       5.000     08/01/2025       16,558,594
  18,495,000   Los Angeles, CA Harbor Dept., Series
               A(2)                                       5.000     08/01/2026       17,105,918
   1,500,000   Los Angeles, CA IDA (Santee Court
               Parking Facility)(1)                       5.000     12/01/2020          818,055
   1,100,000   Los Angeles, CA IDA (Santee Court
               Parking Facility)(1)                       5.000     12/01/2027          531,399
      35,000   Los Angeles, CA Regional Airports
               Improvement Corp. (United
               Airlines)(6,7)                             8.800     11/15/2021           15,825
      25,000   Los Banos, CA COP(8)                       6.000     12/01/2019           22,725
   1,605,000   Los Banos, CA Redevel. Agency Tax
               Allocation(1)                              5.000     09/01/2036        1,274,916
      85,000   Madera County, CA COP (Valley
               Children's Hospital)(1)                    5.750     03/15/2028           77,345
     925,000   Madera, CA Special Tax(1)                  5.000     09/01/2036          555,490
      10,000   Manteca, CA Unified School District
               Special Tax Community Facilities
               District No. 89(1)                         5.400     09/01/2023            7,795
   1,375,000   Mendota, CA Joint Powers Financing
               Authority Wastewater(1)                    5.150     07/01/2035          900,969


                   11 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$    100,000   Menifee, CA Union School District
               Special Tax(1)                             5.000%    09/01/2022   $       72,668
   2,000,000   Menifee, CA Union School District
               Special Tax(1)                             5.000     09/01/2036        1,346,560
     915,000   Menifee, CA Union School District
               Special Tax(1)                             5.200     09/01/2030          601,128
     400,000   Menifee, CA Union School District
               Special Tax(1)                             5.200     09/01/2035          273,312
     500,000   Menifee, CA Union School District
               Special Tax(1)                             5.250     09/01/2035          315,055
   1,010,000   Menifee, CA Union School District
               Special Tax(1)                             5.250     09/01/2036          691,385
   2,930,000   Merced, CA Special Tax(1)                  5.000     09/01/2036        1,590,228
     500,000   Merced, CA Special Tax(1)                  5.100     09/01/2035          277,835
   3,000,000   Modesto, CA Special Tax Community
               Facilities District No. 4(1)               5.150     09/01/2036        1,933,200
   3,000,000   Montebello, CA Community Redevel.
               Agency (Montebello Hills Redevel.)         8.100     03/01/2027        3,072,930
     105,000   Moorpark, CA Mobile Home Park (Villa
               Del Arroyo)(1)                             6.300     05/15/2030           84,538
   1,250,000   Moreno Valley, CA Special Tax
               Community Facilities District No. 5(1)     5.000     09/01/2037          787,950
   1,475,000   Moreno Valley, CA Unified School
               District Community Facilities
               District(1)                                5.150     09/01/2035          965,594
     680,000   Moreno Valley, CA Unified School
               District Community Facilities
               District(1)                                5.200     09/01/2036          445,862
   2,000,000   Moreno Valley, CA Unified School
               District Community Facilities District
               Special Tax(1)                             5.000     09/01/2037        1,260,720
     750,000   Moreno Valley, CA Unified School
               District Community Facilities District
               Special Tax No.
               2004-3(1)                                  5.000     09/01/2037          472,770
      10,000   Murrieta, CA Community Facilities
               District Special Tax (Bluestone)(1)        6.300     09/01/2031            8,054
     240,000   Murrieta, CA Community Facilities
               District Special Tax
               (Meadowlane/Amberwalk)(1)                  5.125     09/01/2035          157,390
      25,000   Murrieta, CA Community Facilities
               District Special Tax (Murrieta
               Springs)(1)                                5.375     09/01/2029           18,113
      35,000   Murrieta, CA Valley Unified School
               District Special Tax(1)                    5.250     09/01/2037           23,132
     370,000   Murrieta, CA Valley Unified School
               District Special Tax(1)                    5.375     09/01/2026          279,291
   1,355,000   Murrieta, CA Valley Unified School
               District Special Tax(1)                    5.450     09/01/2038          921,657
      25,000   Murrieta, CA Water Public Financing
               Authority(1)                               6.600     10/01/2016           24,761
   1,040,000   Northern CA Gas Authority(8)               1.409(9)  07/01/2017          646,620
  20,000,000   Northern CA Gas Authority(8)               1.439(9)  07/01/2019       10,635,000
  23,675,000   Northern CA Tobacco Securitization
               Authority (TASC)(1)                        5.500     06/01/2045       13,117,607
 157,335,000   Northern CA Tobacco Securitization
               Authority (TASC)                           6.700(3)  06/01/2045        2,909,124
      10,000   Oakdale, CA Public Financing Authority
               Tax Allocation (Central City
               Redevel.)(1)                               6.100     06/01/2027            8,130
     900,000   Oakley, CA Public Finance Authority(1)     5.200     09/02/2026          681,255


                   12 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$  4,410,000   Oakley, CA Public Finance Authority(1)     5.250%    09/02/2036   $    2,914,922
   3,235,000   Olivehurst, CA Public Utilities
               District (Plumas Lake Community
               Facilities District)(1)                    7.625     09/01/2038        2,649,077
  15,000,000   Orange County, CA Sanitation District
               COP(2,5)                                   5.000     02/01/2035       14,827,650
   1,555,000   Palm Desert, CA Financing Authority        5.000(3)  08/01/2014        1,222,246
     440,000   Palm Desert, CA Financing Authority        5.050(3)  08/01/2015          324,887
     390,000   Palm Desert, CA Financing Authority        5.100(3)  08/01/2016          269,256
     230,000   Palm Desert, CA Financing Authority        5.650(3)  04/01/2018          136,868
   1,020,000   Palm Desert, CA Financing Authority        5.650(3)  08/01/2018          593,548
     265,000   Palm Desert, CA Financing Authority        5.750(3)  04/01/2019          145,101
   1,165,000   Palm Desert, CA Financing Authority        5.750(3)  08/01/2019          623,065
     305,000   Palm Desert, CA Financing Authority        5.850(3)  04/01/2020          154,900
   1,310,000   Palm Desert, CA Financing Authority        5.850(3)  08/01/2020          649,498
     340,000   Palm Desert, CA Financing Authority        5.950(3)  04/01/2021          154,108
   1,450,000   Palm Desert, CA Financing Authority        5.950(3)  08/01/2021          641,857
     380,000   Palm Desert, CA Financing Authority        6.000(3)  04/01/2022          155,929
   1,605,000   Palm Desert, CA Financing Authority        6.000(3)  08/01/2022          643,059
     395,000   Palm Desert, CA Financing Authority        6.010(3)  04/01/2023          148,627
   1,755,000   Palm Desert, CA Financing Authority        6.010(3)  08/01/2023          644,173
     410,000   Palm Desert, CA Financing Authority        6.020(3)  04/01/2024          141,446
   1,910,000   Palm Desert, CA Financing Authority        6.020(3)  08/01/2024          643,059
     430,000   Palm Desert, CA Financing Authority        6.030(3)  04/01/2025          135,441
   2,070,000   Palm Desert, CA Financing Authority        6.030(3)  08/01/2025          636,442
     445,000   Palm Desert, CA Financing Authority        6.040(3)  04/01/2026          128,040
   2,235,000   Palm Desert, CA Financing Authority        6.040(3)  08/01/2026          627,476
     465,000   Palm Desert, CA Financing Authority        6.050(3)  04/01/2027          123,867
   1,400,000   Palm Desert, CA Financing Authority        6.050(3)  08/01/2027          363,874
     480,000   Palm Desert, CA Financing Authority        6.060(3)  04/01/2028          116,405
   1,415,000   Palm Desert, CA Financing Authority        6.060(3)  08/01/2028          334,704
     500,000   Palm Desert, CA Financing Authority        6.070(3)  04/01/2029          111,435
   1,370,000   Palm Desert, CA Financing Authority        6.070(3)  08/01/2029          297,756
     520,000   Palm Desert, CA Financing Authority        6.080(3)  04/01/2030          106,402
   1,430,000   Palm Desert, CA Financing Authority        6.080(3)  08/01/2030          285,299
     540,000   Palm Desert, CA Financing Authority        6.090(3)  04/01/2031          102,422
   1,495,000   Palm Desert, CA Financing Authority        6.090(3)  08/01/2031          276,485
     560,000   Palm Desert, CA Financing Authority        6.100(3)  04/01/2032           98,459
   1,560,000   Palm Desert, CA Financing Authority        6.100(3)  08/01/2032          267,431
     580,000   Palm Desert, CA Financing Authority        6.100(3)  04/01/2033           94,743
   1,625,000   Palm Desert, CA Financing Authority        6.100(3)  08/01/2033          258,830
     590,000   Palm Desert, CA Financing Authority        6.100(3)  04/01/2034           89,131
   1,705,000   Palm Desert, CA Financing Authority        6.100(3)  08/01/2034          251,147
   2,075,000   Palm Desert, CA Financing Authority        6.100(3)  08/01/2035          282,615
   5,000,000   Palm Desert, CA Improvement Bond Act
               1915(1)                                    5.100     09/02/2037        2,876,800


                   13 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$  3,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1(1)          5.150%    09/01/2027   $    1,953,090
   9,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1(1)          5.200     09/01/2037        5,266,800
   2,335,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1-A(1)        5.250     09/01/2026        1,567,906
   6,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1-A(1)        5.450     09/01/2032        3,801,540
   8,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1-A(1)        5.500     09/01/2036        4,957,120
     120,000   Palm Springs, CA Airport Passenger
               Facilities (Palm Springs International
               Airport)(1)                                5.450     07/01/2020           99,449
   2,460,000   Palm Springs, CA Airport Passenger
               Facilities (Palm Springs International
               Airport)(1)                                5.550     07/01/2028        1,710,733
     250,000   Palm Springs, CA Airport Passenger
               Facilities (Palm Springs International
               Airport)(1)                                6.400     07/01/2023          201,903
     525,000   Palm Springs, CA Airport Passenger
               Facilities (Palm Springs International
               Airport)(1)                                6.500     07/01/2027          408,539
      10,000   Palm Springs, CA Improvement Bond Act
               1915(1)                                    5.550     09/02/2023            8,151
     100,000   Palmdale, CA Community Facilities
               District Special Tax(1)                    5.400     09/01/2035           64,396
   6,460,000   Palmdale, CA Community Facilities
               District Special Tax(1)                    6.125     09/01/2037        4,800,426
   5,610,000   Palmdale, CA Community Facilities
               District Special Tax(1)                    6.250     09/01/2035        4,364,356
      20,000   Palo Alto, CA Improvement Bond Act
               1915 (University Ave. Area)(1)             5.750     09/02/2022           16,789
   1,390,000   Perris, CA Community Facilities
               District Special Tax(1)                    5.300     09/01/2035          928,034
   2,085,000   Perris, CA Community Facilities
               District Special Tax (Amber Oaks)(1)       6.000     09/01/2034        1,567,420
   2,500,000   Perris, CA Community Facilities
               District Special Tax (Chaparral
               Ridge)(1)                                  6.250     09/01/2033        1,955,725
   2,115,000   Perris, CA Community Facilities
               District Special Tax (Harmony Grove)(1)    5.300     09/01/2035        1,412,080
      10,000   Perris, CA Community Facilities
               District Special Tax (May Farms)(1)        5.100     09/01/2030            6,601
     120,000   Perris, CA Community Facilities
               District Special Tax (May Farms)(1)        5.150     09/01/2035           75,918
   1,310,000   Perris, CA Community Facilities
               District Special Tax, Series A(1)          5.750     09/01/2035          945,479
   3,605,000   Perris, CA Community Facilities
               District Special Tax, Series B(1)          6.000     09/01/2034        2,710,095
     140,000   Perris, CA Public Financing
               Authority(1)                               5.000     09/01/2017          119,708
      85,000   Perris, CA Public Financing
               Authority(1)                               5.100     09/01/2018           71,293
   4,350,000   Perris, CA Public Financing
               Authority(1)                               5.350     10/01/2036        2,909,759
      10,000   Perris, CA Public Financing Authority,
               Series A(1)                                6.000     09/01/2023            8,218
      80,000   Perris, CA Public Financing Authority,
               Series A(1)                                6.125     09/01/2034           61,185


                   14 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$  1,845,000   Perris, CA Public Financing Authority,
               Series A(1)                                6.250%    09/01/2033   $    1,403,270
   2,080,000   Perris, CA Public Financing Authority,
               Series A(1)                                6.600     09/01/2038        1,663,542
   2,035,000   Perris, CA Public Financing Authority,
               Series C(1)                                6.200     09/01/2038        1,539,783
     870,000   Perris, CA Public Financing Authority,
               Series D(1)                                5.500     09/01/2024          666,020
   8,800,000   Perris, CA Public Financing Authority,
               Series D(1)                                5.800     09/01/2038        6,123,920
      25,000   Pleasant Hill, CA Special Tax Downtown
               Community Facilities District No. 1(1)     6.000     09/01/2032           19,118
   1,260,000   Plumas, CA Elementary School District
               Community Facilities District No. 2(1)     5.625     06/01/2037          808,542
     860,000   Pomona, CA Public Financing
               Authority(1)                               5.000     02/01/2026          647,356
      50,000   Pomona, CA Unified School District(1)      6.150     08/01/2030           51,664
  20,500,000   Port of Oakland, CA(2)                     5.000     11/01/2032       17,864,834
      75,000   Port of Oakland, CA(1)                     5.875     11/01/2030           78,394
   9,925,000   Port of Oakland, CA(1)                     5.875     11/01/2030        9,030,559
   6,000,000   Poway, CA Unified School District
               Special Tax Community Facilities
               District No. 14(1)                         5.250     09/01/2036        4,107,240
   3,000,000   Ramona, CA Unified School District
               COP(1)                                     0.000(4)  05/01/2032        2,398,290
   2,000,000   Rancho Cordova, CA Community
               Facilities District Special Tax
               (Sunridge Anatolia)(1)                     6.000     09/01/2028        1,593,720
      25,000   Rancho Cordova, CA Community
               Facilities District Special Tax
               (Sunridge Anatolia)(1)                     6.000     09/01/2033           18,995
      20,000   Rancho Cordova, CA Community
               Facilities District Special Tax
               (Sunridge Anatolia)(1)                     6.100     09/01/2037           15,113
     600,000   Rancho Cucamonga, CA Community
               Facilities District Special Tax
               (Amador)(1)                                5.000     09/01/2027          422,298
   1,260,000   Rancho Cucamonga, CA Community
               Facilities District Special Tax
               (Amador)(1)                                5.000     09/01/2037          794,254
  13,585,000   Rancho Cucamonga, CA Community
               Facilities District Special Tax
               (Etiwanda)(1)                              5.375     09/01/2036        9,170,147
     570,000   Rancho Cucamonga, CA Community
               Facilities District Special Tax
               (Vintners)(1)                              5.000     09/01/2027          401,183
   1,120,000   Rancho Cucamonga, CA Community
               Facilities District Special Tax
               (Vintners)(1)                              5.000     09/01/2037          706,003
   2,400,000   Rancho Cucamonga, CA Community
               Facilities District Special Tax
               (Vintners)(1)                              5.375     09/01/2036        1,620,048
      20,000   Rancho Santa Fe, CA Community Services
               District Special Tax(1)                    6.600     09/01/2023           18,277
      10,000   Redding, CA Improvement Bond Act 1915
               (Tierra Oaks Assessment District
               1993-1)(1)                                 7.000     09/02/2012            9,340
     490,000   Rialto, CA Special Tax Community
               Facilities District No. 2006-1(1)          5.250     09/01/2026          359,057
   1,470,000   Rialto, CA Special Tax Community
               Facilities District No. 2006-1(1)          5.350     09/01/2036          979,123
      25,000   Richgrove, CA School District(1)           6.375     07/01/2018           23,305
   2,660,000   Richmond, CA Joint Powers Financing
               Authority (Westridge Hilltop
               Apartments)(1)                             5.000     12/15/2026        1,763,740


                   15 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$  1,165,000   Richmond, CA Joint Powers Financing
               Authority (Westridge Hilltop
               Apartments)(1)                             5.000%    12/15/2033   $      699,792
   5,780,000   Rio Vista, CA Community Facilities
               District Special Tax No. 1(1)              5.125     09/01/2036        3,709,373
   3,000,000   Rio Vista, CA Community Facilities
               District Special Tax No. 2004-1(1)         5.850     09/01/2035        2,110,680
  15,445,000   River Islands, CA Public Financing
               Authority(1)                               5.200     09/01/2037       10,066,124
     100,000   River Islands, CA Public Financing
               Authority(1)                               6.000     09/01/2027           80,228
      25,000   River Islands, CA Public Financing
               Authority(1)                               6.000     09/01/2035           18,787
     700,000   Riverbank, CA Redevel. Agency
               (Riverbank Reinvestment)(1)                5.000     08/01/2032          520,380
  11,585,000   Riverside County, CA Community
               Facilities District (Scott Road)(1)        7.250     09/01/2038        9,126,200
      25,000   Riverside County, CA Community
               Facilities District Special Tax(1)         5.600     09/01/2019           21,498
   1,500,000   Riverside, CA Improvement Bond Act
               1915 (Hunter Park Assessment
               District)(1)                               5.200     09/02/2036          974,475
     250,000   Riverside, CA Improvement Bond Act
               1915 (Sycamore Canyon Assessment
               District)(1)                               8.500     09/02/2012          251,775
   1,000,000   Riverside, CA Special Tax Community
               Facilities District No. 92-1, Series
               A(1)                                       5.300     09/01/2034          669,020
   1,000,000   Riverside, CA Unified School
               District(1)                                5.250     09/01/2035          659,090
   1,535,000   Riverside, CA Unified School
               District(1)                                5.250     09/01/2035        1,011,703
      25,000   Riverside, CA Unified School
               District(1)                                5.500     09/01/2032           17,544
      25,000   Romoland, CA School District Special
               Tax(1)                                     5.250     09/01/2035           16,199
   2,000,000   Romoland, CA School District Special
               Tax(1)                                     5.375     09/01/2038        1,275,620
   7,745,000   Roseville, CA Special Tax(1)               5.050     09/01/2030        4,706,172
   1,115,000   Roseville, CA Special Tax (Diamond
               Creek)(1)                                  5.000     09/01/2026          626,329
   4,850,000   Roseville, CA Special Tax (Diamond
               Creek)(1)                                  5.000     09/01/2037        2,351,280
   2,825,000   Roseville, CA Special Tax (Fiddyment
               Ranch)(1)                                  5.250     09/01/2036        1,668,784
   3,445,000   Roseville, CA Special Tax (Stone
               Point)(1)                                  5.250     09/01/2036        1,936,710
   1,800,000   Roseville, CA Special Tax (Westpark)(1)    5.200     09/01/2036        1,054,548
   2,000,000   Roseville, CA Special Tax Community
               Facilities District No. 1 (Westpark)(1)    5.150     09/01/2030        1,233,660
   4,040,000   Sacramento County, CA Special Tax
               Community Facilities District No.
               05-2(1)                                    6.000     09/01/2037        2,637,514
      70,000   Sacramento, CA Health Facility (Center
               for Aids Research Education and
               Services)(1)                               5.300     01/01/2024           67,600
      15,000   Sacramento, CA Special Tax (North
               Natomas Community Facilities)(1)           6.000     09/01/2033           11,718
   9,930,000   Sacramento, CA Special Tax Community
               Facilities No. 05-1 (College Square)(1)    5.900     09/01/2037        6,386,480
      20,000   San Bernardino County, CA COP (Medical
               Center Financing)(1)                       5.500     08/01/2019           20,001
   1,515,000   San Bernardino County, CA Redevel.
               Agency Tax Allocation (San Sevaine
               Redevel.)(1)                               5.000     09/01/2025        1,288,220


                   16 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$  1,850,000   San Bernardino, CA Joint Powers
               Financing Authority (Tax Allocation)(1)    6.625%    04/01/2026   $    1,682,150
   1,410,000   San Bernardino, CA Mountains Community
               Hospital District COP(8)                   5.000     02/01/2027          844,308
   3,235,000   San Bernardino, CA Mountains Community
               Hospital District COP(8)                   5.000     02/01/2037        1,663,081
   1,225,000   San Diego County, CA COP(1)                5.700     02/01/2028          865,671
   6,645,000   San Diego County, CA Redevel. Agency
               (Gillespie Field)(1)                       5.750     12/01/2032        4,519,397
      25,000   San Diego, CA Improvement Bond Act
               1915(1)                                    6.200     09/02/2033           19,513
      15,000   San Diego, CA Public Facilities
               Financing Authority(1)                     5.000     05/15/2029           15,000
     100,000   San Diego, CA Public Facilities
               Financing Authority(1)                     5.250     05/15/2027          100,013
      15,000   San Diego, CA Public Facilities
               Financing Authority(1)                     5.250     05/15/2027           15,002
  10,000,000   San Diego, CA Regional Building
               Authority (County Operations Center &
               Annex)(2)                                  5.375     02/01/2036       10,025,500
      15,000   San Francisco, CA City & County
               Airports Commission(1)                     5.000     05/01/2023           15,046
      65,000   San Francisco, CA City & County
               Airports Commission(1)                     5.000     05/01/2030           55,704
      15,000   San Francisco, CA City & County
               Airports Commission (SFO Fuel
               Company)(1)                                5.250     01/01/2024           14,177
   6,490,000   San Jacinto, CA Financing Authority,
               Tranche A(1)                               6.600     09/01/2033        4,455,061
   6,345,000   San Jacinto, CA Financing Authority,
               Tranche B(1)                               6.600     09/01/2033        4,355,525
   6,530,000   San Jacinto, CA Financing Authority,
               Tranche C(1)                               6.600     09/01/2033        4,482,519
     500,000   San Jacinto, CA Unified School
               District Special Tax(1)                    5.100     09/01/2036          322,540
      35,000   San Jose, CA Improvement Bond Act
               1915(1)                                    5.875     09/02/2023           29,656
      25,000   San Jose, CA Special Tax Community
               Facilities District No. 9 (Bailey
               Highway 101)(1)                            6.600     09/01/2027           22,218
   2,980,000   San Marcos, CA Public Facilities
               Authority(1)                               5.050     09/01/2038        1,787,702
     575,000   Santa Clara County, CA Hsg. Authority
               (Rivertown Apartments)(1)                  6.000     08/01/2041          581,273
      50,000   Santa Clarita, CA Community Facilities
               District Special Tax(1)                    5.850     11/15/2032           37,850
   6,395,000   Santa Cruz County, CA Redevel. Agency
               (Live Oak/Soquel Community)(1)             7.000     09/01/2036        6,765,398
   5,560,000   Saugus, CA Union School District
               Community Facilities District No.
               2006(1)                                   11.625     09/01/2038        5,627,498
   1,680,000   Saugus, CA Union School District
               Community Facilities District No.
               2006(1)                                   11.625     09/01/2038        1,700,395
      10,000   Seaside, CA Redevel. Agency Tax
               Allocation(1)                              5.375     08/01/2033            9,925
   1,090,000   Shafter, CA Community Devel. Agency
               Tax Allocation(1)                          5.400     11/01/2026          816,933
   3,335,000   Shafter, CA Community Devel. Agency
               Tax Allocation(1)                          5.450     11/01/2036        2,278,005
     355,000   Soledad, CA Redevel. Agency (Soledad
               Redevel.)(1)                               5.350     12/01/2028          320,324
      10,000   Sonoma County, CA Community Redevel.
               Agency (Roseland)(1)                       7.900     08/01/2013           10,094


                   17 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$     60,000   Southern CA Public Power Authority(1)      5.000%    11/01/2033   $       47,472
  25,000,000   Southern CA Public Power Authority
               Natural Gas(8)                             2.254(9)  11/01/2038       10,281,250
   2,255,000   Southern CA Public Power Authority
               Natural Gas(1)                             5.250     11/01/2027        1,899,544
  97,775,000   Southern CA Tobacco Securitization
               Authority                                  7.100(3)  06/01/2046        1,647,509
  25,940,000   Southern CA Tobacco Securitization
               Authority (TASC)(1)                        5.000     06/01/2037       14,780,353
      15,000   Spreckels, CA Union School District(1)     6.125     08/01/2018           15,067
   1,935,000   Stockton, CA Community Facilities
               District(1)                                6.125     09/01/2031        1,468,162
   2,930,000   Stockton, CA Community Facilities
               District(1)                                6.250     09/01/2037        2,186,776
   5,000,000   Stockton, CA Community Facilities
               District (Arch Road East No. 99-02)(1)     5.875     09/01/2037        3,534,900
   1,350,000   Stockton, CA Public Financing
               Authority, Series A(1)                     5.000     09/01/2023        1,096,389
   2,925,000   Stockton, CA Public Financing
               Authority, Series A(1)                     5.250     09/01/2031        2,229,523
   2,930,000   Stockton, CA Public Financing
               Authority, Series A(1)                     5.250     09/01/2034        2,192,080
   6,000,000   Stockton, CA Public Financing
               Authority, Series A(1)                     5.250     07/01/2037        4,428,360
      10,000   Suisun City, CA Public Financing
               Authority (Suisun City Redevel.)(1)        5.200     10/01/2028           10,004
      15,000   Sulphur Springs, CA Unified School
               District Community Facilities District
               No. 2002-1-A(1)                            6.000     09/01/2033           11,397
      75,000   Susanville, CA Public Financing
               Authority(1)                               7.750     09/01/2017           75,323
      20,000   Temecula, CA Public Financing
               Authority Community Facilities
               District (Harveston)(1)                    5.100     09/01/2036           12,902
     990,000   Temecula, CA Public Financing
               Authority Community Facilities
               District (Roripaugh)(1)                    4.900     09/01/2013          806,860
     165,000   Temecula, CA Public Financing
               Authority Community Facilities
               District (Roripaugh)(1)                    5.000     09/01/2014          128,370
     740,000   Temecula, CA Public Financing
               Authority Community Facilities
               District (Roripaugh)(1)                    5.050     09/01/2015          549,842
     805,000   Temecula, CA Public Financing
               Authority Community Facilities
               District (Roripaugh)(1)                    5.100     09/01/2016          575,044
   8,000,000   Temecula, CA Public Financing
               Authority Community Facilities
               District (Roripaugh)(1)                    5.450     09/01/2026        4,286,000
  13,790,000   Temecula, CA Public Financing
               Authority Community Facilities
               District (Roripaugh)(1)                    5.500     09/01/2036        6,602,376
   1,025,000   Tracy, CA Community Facilities
               District(1)                                5.700     09/01/2026          802,698
   3,105,000   Tracy, CA Community Facilities
               District(1)                                5.750     09/01/2036        2,229,638
   4,560,000   Trinity County, CA COP(8)                  8.500     01/15/2026        3,741,617
      50,000   Truckee-Donner, CA Public Utility
               District Special Tax(1)                    6.100     09/01/2033           38,508
      60,000   Turlock, CA Public Financing
               Authority(1)                               5.450     09/01/2024           52,927
      35,000   Union City, CA Special Tax Community
               Facilities District No. 1997-1(1)          5.800     09/01/2028           27,212
  30,000,000   University of California (Regents
               Medical Center)(8)                         1.617(9)  05/15/2047       13,837,500
     100,000   Upland, CA Community Facilities
               District Special Tax (Colonies at San
               Antonio)(1)                                5.900     09/01/2024           80,526


                   18 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
California Continued
$     60,000   Upland, CA Community Facilities
               District Special Tax (Colonies at San
               Antonio)(1)                                6.000%    09/01/2024   $       48,836
      95,000   Vacaville, CA Public Financing
               Authority(1)                               5.400     09/01/2022           87,596
   2,635,000   Val Verde, CA Unified School
               District(1)                                6.000     10/01/2021        2,411,420
      50,000   Valley Center-Pauma, CA Unified School
               District (Woods Valley Ranch)(1)           6.000     09/01/2033           37,990
   1,470,000   Ventura County, CA Area Hsg. Authority
               (Mira Vista Senior Apartments)(1)          5.150     12/01/2031        1,324,852
     600,000   Victoria Gardens, CA Public Facilities
               Community Facilities District of
               Etiwanda School District(1)                6.000     09/01/2027          483,318
   4,685,000   Victoria Gardens, CA Public Facilities
               Community Facilities District of
               Etiwanda School District(1)                6.000     09/01/2037        3,489,716
      50,000   Watsonville, CA Redevel. Agency Tax
               Allocation (Watsonville 2000
               Redevel.)(1)                               5.000     09/01/2024           45,732
      50,000   West Kern, CA Water District(1)            4.500     06/01/2025           41,067
     135,000   West Patterson, CA Financing Authority
               Special Tax(1)                             6.100     09/01/2032           84,845
   4,900,000   West Sacramento, CA Financing
               Authority Special Tax(1)                   6.100     09/01/2029        3,932,250
   2,000,000   West Sacramento, CA Special Tax
               Community Facilities District No. 23(1)    5.300     09/01/2037        1,234,240
   5,000,000   Westminster, CA Redevel. Agency Tax
               Allocation(1)                              6.250     11/01/2039        5,264,750
     700,000   Westside, CA Union School District(1)      5.000     09/01/2026          498,890
   3,860,000   Westside, CA Union School District(1)      5.000     09/01/2036        2,449,054
   4,200,000   Westside, CA Union School District(1)      5.250     09/01/2036        2,776,116
      10,000   Woodland, CA Special Tax Community
               Facilities District No. 1(1)               6.000     09/01/2028            7,969
   3,550,000   Yuba City, CA Redevel. Agency(1)           5.250     09/01/2039        2,470,161
      15,000   Yucaipa, CA Redevel. Agency (Eldorado
               Palms Mobile Home)(1)                      6.000     05/01/2030           11,876
                                                                                 --------------
                                                                                  1,349,388,512
U.S. Possessions--6.7%
   3,110,000   Northern Mariana Islands Ports
               Authority, Series A(1)                     5.500     03/15/2031        2,023,242
   1,860,000   Northern Mariana Islands Ports
               Authority, Series A                        6.250     03/15/2028        1,215,975
   3,700,000   Puerto Rico Aqueduct & Sewer
               Authority(1)                               0.000(4)  07/01/2024        2,874,974
   3,300,000   Puerto Rico Aqueduct & Sewer
               Authority(1)                               6.000     07/01/2038        3,211,131
  35,000,000   Puerto Rico Highway & Transportation
               Authority, Series N(8)                     1.339(9)  07/01/2045       13,238,750
   6,055,000   Puerto Rico ITEMECF (Cogeneration
               Facilities)(1)                             6.625     06/01/2026        5,723,852
     700,000   Puerto Rico ITEMECF (Mennonite General
               Hospital)(1)                               6.500     07/01/2012          685,951
  40,340,000   Puerto Rico Port Authority (American
               Airlines), Series A                        6.250     06/01/2026       16,214,260
      25,000   Puerto Rico Port Authority (American
               Airlines), Series A                        6.300     06/01/2023           10,046
  27,000,000   V.I. Public Finance Authority (Hovensa
               Coker)(1)                                  6.500     07/01/2021       21,208,500


                   19 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

  Principal
   Amount                                                Coupon      Maturity         Value
------------                                             ------     ----------   --------------
U.S. Possessions Continued
$  5,150,000   V.I. Public Finance Authority, Series
               E(1)                                       6.000%    10/01/2022   $    4,350,772
                                                                                 --------------
                                                                                     70,757,453
                                                                                 --------------
Total Investments, at Value (Cost $2,094,296,738)-134.1%                          1,420,145,965
                                                                                 --------------
Liabilities in Excess of Other Assets-(34.1)                                       (361,291,606)
                                                                                 --------------
Net Assets-100.0%                                                                $1,058,854,359
                                                                                 ==============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) When-issued security or delayed delivery to be delivered and settled after April 30, 2009. See accompanying Notes.

(6.) Issue is in default. See accompanying Notes.

(7.) Non-income producing security.

(8.) Illiquid security. The aggregate value of illiquid securities as of April
     30, 2009 was $77,215,851, which represents 7.29% of the Fund's net assets. See accompanying Notes.

(9.) Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $           --         $--
Level 2--Other Significant Observable Inputs    1,420,145,965          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $1,420,145,965         $--
                                               ==============         ===


                   20 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG      Association of Bay Area Governments
AHEF      American Heritage Education Foundation
CDA       Communities Devel. Authority
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax Exempt Receipts
ECHS      Escondido Charter High School
GO        General Obligation
GP        General Purpose
HFA       Housing Finance Agency/Authority
HK-8CS    Heritage K-8 Charter School
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
OCEAA     Orange County Educational Arts Academy
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands


                   21 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on:


                   22 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $15,939,150
Sold securities             11,242,500

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price


                   23 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $232,535,000 as of April 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2009, municipal bond holdings with a value of $333,876,292 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $232,535,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.


                   24 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

At April 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                           COUPON    MATURITY
   AMOUNT      INVERSE FLOATER(1)                                    RATE (2)     DATE         VALUE
------------   ---------------------------------------------------   --------   --------   ------------
$  2,500,000   Anaheim, CA Public Financing Authority ROLs(3)        17.532      10/1/39   $  2,518,726
   5,000,000   CA Austin Trust Various States Inverse Certificates
               ROLs                                                  10.006       8/1/38      3,528,400
   7,615,000   CA Austin Trust Various States Inverse Certificates    9.553       2/1/42      7,357,385
   2,495,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)    13.092      12/1/27      1,324,446
   5,000,000   CA HFA (Home Mtg.) DRIVERS                             8.607       2/1/29      3,159,150
   7,530,000   CA HFA DRIVERS                                        14.950       8/1/25      6,313,529
   3,020,000   CA Home Mtg. Finance Authority (Homebuyers Fund)
               ROLs(3)                                               21.918       8/1/43      2,815,153
   8,085,000   CA Home Mtg. Finance Authority (Homebuyers Fund)
               ROLs(3)                                               12.970       2/1/43      8,237,241
   5,720,000   CA Home Mtg. Finance Authority (Homebuyers Fund)
               ROLs(3)                                               12.100       2/1/49      5,421,302
   2,650,000   CA Public Works (Regents University) DRIVERS          16.520       4/1/34      2,312,496
   3,000,000   CA Statewide CDA ROLs                                 19.289       7/1/47      2,604,240
   1,290,000   Grossmont, CA Union High School District ROLs(3)      18.645       8/1/30      1,486,209
   1,225,000   Grossmont, CA Union High School District ROLs(3)      18.678       8/1/31      1,387,509
  13,500,000   Long Beach, CA Bond Finance Authority Natural Gas
               ROLs(3)                                                6.090     11/15/37      8,308,575
   3,750,000   Los Angeles, CA Community College District ROLs(3)    16.548       8/1/33      3,398,775
   2,500,000   Los Angeles, CA Community College District ROLs(3)    20.723       8/1/33      3,210,750
   7,105,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport) DRIVERS                         9.161      5/15/24      6,716,143
   5,000,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport) DRIVERS                         9.413      5/15/26      4,585,450
   5,500,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport) DRIVERS                         9.413      5/15/27      4,922,280
   5,050,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport) DRIVERS                         9.410      5/15/28      4,448,192
     750,000   Los Angeles, CA Dept. of Water & Power DRIVERS        18.016       7/1/34        798,405
   3,000,000   Los Angeles, CA Dept. of Water & Power DRIVERS        18.016       7/1/38      3,184,440
   2,640,000   Los Angeles, CA Harbor Dept. ROLs(3)                  25.662       8/1/25      1,613,594
   2,775,000   Los Angeles, CA Harbor Dept. ROLs(3)                  25.676       8/1/26      1,385,918
   3,750,000   Orange County, CA Sanitation District COP ROLs(3)         --(4)    2/1/35      3,577,650
   6,835,000   Port of Oakland, CA ROLs(3)                           12.016      11/1/32      4,199,834
   2,500,000   San Diego, CA Regional Building Authority (County
               Operations Center & Annex) DRIVERS                    17.886       2/1/36      2,525,500
                                                                                           ------------
                                                                                           $101,341,292
                                                                                           ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 20 and 21 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

(4.) The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.


                   25 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $141,520,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2009, securities with an aggregate market value of $2,337,271, representing 0.22% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                   26 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 /
Unaudited

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,119,371,622
                                 ==============
Gross unrealized appreciation    $   12,735,916
Gross unrealized depreciation      (711,961,573)
                                 --------------
Net unrealized depreciation      $ (699,225,657)
                                 ==============


                   27 | Oppenheimer California Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/15/2009